Business Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Entity-Wide Information, Revenue from External Customer [Line Items]
Income (Loss) From Equity Method Investments	$ (31,452,000)	$ (24,838,000)	$ (26,105,000)
thereof investment in equity method investees	644,709,000	676,822,000
North America member
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	11,813,330,000	10,500,095,000	9,606,111,000
Revenues from transactions with other same entity operating segments	5,292,000	8,992,000	7,045,000
Segment revenue	11,818,622,000	10,509,087,000	9,613,156,000
Segment depreciation and amortization	1,797,835,000	1,642,911,000	1,623,071,000
Segment operating income	(399,434,000)	(364,137,000)	(331,397,000)
Income (Loss) From Equity Method Investments	20,799,000	18,457,000	16,388,000
Segment assets	17,411,104,000	16,888,556,000	14,666,442,000
thereof investment in equity method investees	288,956,000	291,118,000	268,370,000
Capital expenditures, acquisitions and investments	709,503,000	2,006,585,000	789,340,000
EMEA member
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	2,628,688,000	3,072,067,000	3,023,316,000
Revenues from transactions with other same entity operating segments	1,000	426
Segment revenue	2,628,689,000	3,072,067,426	3,023,316,000
Segment depreciation and amortization	576,895,000	589,971,000	600,972,000
Segment operating income	(113,131,000)	(133,155,000)	(137,484,000)
Income (Loss) From Equity Method Investments	6,820,000	4,415,000	7,184,000
Segment assets	3,306,939,000	3,585,851,000	4,063,667,000
thereof investment in equity method investees	220,610,000	238,604,000	278,167,000
Capital expenditures, acquisitions and investments	174,229,000	210,509,000	203,787,000
Latin America Member
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	766,424,000	836,008,000	842,540,000
Revenues from transactions with other same entity operating segments	447,000	336,000
Segment revenue	766,871,000	836,344,000	842,540,000
Segment depreciation and amortization	48,233,000	101,439,000	128,358,000
Segment operating income	(14,835,000)	(19,814,000)	(19,458,000)
Income (Loss) From Equity Method Investments	1,307,000	1,024,000	689,000
Segment assets	609,563,000	723,079,000	682,755,000
thereof investment in equity method investees	25,796,000	27,672,000	0
Capital expenditures, acquisitions and investments	50,549,000	74,135,000	37,628,000
Asia Pacific
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	1,501,456,000	1,356,936,000	1,104,463,000
Revenues from transactions with other same entity operating segments	143,000	7,000
Segment revenue	1,501,599,000	1,356,943,000	1,104,463,000
Segment depreciation and amortization	297,860,000	279,046,000	167,861,000
Segment operating income	(44,616,000)	(37,729,000)	(31,162,000)
Income (Loss) From Equity Method Investments	2,526,000	942,000	1,844,000
Segment assets	1,731,908,000	1,821,667,000	1,431,060,000
thereof investment in equity method investees	109,347,000	119,428,000	117,909,000
Capital expenditures, acquisitions and investments	48,949,000	128,480,000	45,005,000
Segment Total [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	16,709,898,000	15,765,106,000	14,576,430,000
Revenues from transactions with other same entity operating segments	5,883,000	9,335,426	7,045,000
Segment revenue	16,715,781,000	15,774,441,426	14,583,475,000
Segment depreciation and amortization	2,720,823,000	2,613,367,000	2,520,262,000
Segment operating income	(572,016,000)	(554,835,000)	(519,501,000)
Income (Loss) From Equity Method Investments	31,452,000	24,838,000	26,105,000
Segment assets	23,059,514,000	23,019,153,000	20,843,924,000
thereof investment in equity method investees	644,709,000	676,822,000	664,446,000
Capital expenditures, acquisitions and investments	983,230,000	2,419,709,000	1,075,760,000
Corporates [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	27,684,000	66,507,000	33,297,000
Revenues from transactions with other same entity operating segments	(5,883,000)	(9,335,426)	(7,045,000)
Segment revenue	21,801,000	57,171,574	26,252,000
Segment depreciation and amortization	394,091,000	358,834,000	264,066,000
Segment operating income	(145,306,000)	(144,493,000)	(128,724,000)
Income (Loss) From Equity Method Investments	0	0	0
Segment assets	2,473,972,000	2,361,828,000	2,210,511,000
thereof investment in equity method investees	0	0	0
Capital expenditures, acquisitions and investments	286,523,000	290,976,000	167,903,000
Total FMC-AG and Co. KGaA [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	16,737,582,000	15,831,613,000	14,609,727,000
Revenues from transactions with other same entity operating segments		0
Segment revenue	16,737,582,000	15,831,613,000	14,609,727,000
Segment depreciation and amortization	2,326,732,000	2,254,533,000	2,256,196,000
Segment operating income	(717,322,000)	(699,328,000)	(648,225,000)
Income (Loss) From Equity Method Investments	31,452,000	24,838,000	26,105,000
Segment assets	25,533,486,000	25,380,981,000	23,054,435,000
thereof investment in equity method investees	644,709,000	676,822,000	664,446,000
Capital expenditures, acquisitions and investments	$ 1,269,753,000	$ 2,710,685,000	$ 1,243,663,000